Shareholder Fees - FidelityLow-PricedStockFund-RetailPRO	Sep. 28, 2024 USD ($)
FidelityLow-PricedStockFund-RetailPRO | Fidelity Low-Priced Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none